Employee benefit expenses	12 Months Ended
Dec. 31, 2023
Employee benefit expenses [Abstract]
Employee benefit expenses
Note 21.- Employee benefit expenses

The table below shows the employee benefit expenses and the average number of employees for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021

Employee benefit expenses	104,083	80,232	78,758
Average number of employees	1,304	874	655

The increase in employee benefit expenses in 2023 and 2022 is primarily due to the internalization of operation and maintenance services in the solar assets in Spain during 2022 and 2023, and of Kaxu since February 2022.